OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Receivables (billed)	$ 673	$ 780
Contract assets (unbilled)	43	18
Contract liabilities	(161)	(157)
Customer acquisition costs	$ 83	$ 93